Repurchases Of Common Stock (Accelerated Stock Repurchase Program) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity, Class of Treasury Stock [Line Items]
Repurchases of common stock (in shares)	2,799,115	1,374,036	1,072,037
Total Repurchase amount from ASR program	$ 75,000
ASR Program [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchases of common stock (in shares)	1,539,000
Average price per share less discount	$ 48.74
Total Repurchase amount from ASR program	$ 75,000